Contract Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Contract Assets, Net [Abstract]
Schedule of Contract Assets, Net	Contract assets, net consisted of the following:
	As of March 31,
	2026	2025
Contract assets	$224,452	$604,423
Less: allowance for expected credit loss	(3,421)	(8,553)
	$221,031	$595,870

Schedule of Movement of Contract Assets

The movement of contract assets is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$604,423	$225,610
Additions	242,302	1,248,738
Changes due to billings	(481,789)	(871,259)
Write off	(137,593)	—
Exchange difference	(2,891)	1,334
Balance at end of the year	$224,452	$604,423

Schedule of Movement of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$8,553	$2,193
Provision	132,503	6,337
Write off	(137,593)	—
Exchange difference	(42)	23
Balance at end of the year	$3,421	$8,553